Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 32,175	€ 35,423
Additions	2,478	3,310
Depreciation for the year	(5,249)	(6,150)
Others	(190)
Translation differences	(675)	(408)
Ending balance	28,539	32,175
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	26,003	29,495
Additions	1,106	0
Depreciation for the year	(2,785)	(3,084)
Others	(201)
Translation differences	(642)	(408)
Ending balance	23,481	26,003
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,619	1,551
Additions	0	1,084
Depreciation for the year	(632)	(1,016)
Others	0
Translation differences	(1)	0
Ending balance	986	1,619
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,553	4,377
Additions	1,372	2,226
Depreciation for the year	(1,832)	(2,050)
Others	11
Translation differences	(32)	0
Ending balance	€ 4,072	€ 4,553